Document And Entity Information	12 Months Ended
	May 01, 2011	Jul. 11, 2011
Document And Entity Information
Document Type	S-4
Amendment Flag	false
Document Period End Date	May 01, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	DEL MONTE CORP
Entity Central Index Key	0001259045
Current Fiscal Year End Date	--05-01
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		10